Financing receivables - Additional information (Detail) ¥ in Millions	Mar. 31, 2020 JPY (¥)
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing receivable recorded investment nonaccrual status	¥ 14,678
Impaired loans with a related allowance	8,282
Corporate Loan [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Impaired financing receivable with related allowance unpaid principal balance	¥ 14,658